UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  February 28, 2011

Item 1. Reports to Stockholders.

Annual Report
February 28, 2011

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Investment Adviser

Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTERS TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	7

EXPENSE EXAMPLES	8

INVESTMENT HIGHLIGHTS	10

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	21

STATEMENTS OF OPERATIONS	22

STATEMENTS OF CHANGES IN NET ASSETS	23

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	26

REPORT OF INDEPENDENT REGISTERED	33
PUBLIC ACCOUNTING FIRM

NOTICE OF PRIVACY POLICY & PRACTICES	34

ADDITIONAL INFORMATION	35

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period ended February 28, 2011, which contains information on the holdings of the Fund, along with financial highlights and a Statement of Operations.  The Fund’s inception date was May 26, 2010.  During this period the Fund returned 30.16% while the Russell Midcap Growth Index increased 32.91%.  The Fund’s underperformance during this period was primarily the result of cash balances held by the Fund on May 27th and May 28th of 2010.  During the Fund’s first two days of investing, the Fund’s net asset value was unchanged while the Russell Midcap Growth Index rose 3.74% on May 27th and then fell 1.36% on May 28th.  Fund performance from May 28th through February 28th, 2011, the period in which the Fund was fully invested (defined as less than 5% cash), was 30.16% while the Russell Midcap Growth Index returned 29.89%.  The relative outperformance over this period was driven by stock selection in the Consumer Staples sector.  NBTY Inc., a vitamin manufacturer and retailer, was acquired by private equity investors in July of 2010.  Green Mountain Coffee Roasters, Inc. also contributed to the strong performance in the Consumer Staples sector as the company continued to gain share in the single cup, at home brewing market.  Other strong contributors to performance were Priceline.com Incorporated, an online travel agency, and BorgWarner, Inc., a leading automotive parts supplier.  Healthcare was the main detractor from performance on the sector level.  Despite good performance in some of the Fund holdings in this sector, weakness in Thoratec Corporation and Nuvasive, Inc. impacted overall sector performance negatively.  Thoratec fell on concerns their business would be impacted by a new competitor, and Nuvasive saw their core spine market growth slow due to reimbursement concerns for certain procedures.

Over the past nine months, the US equity markets have done historically well, better than 85% of the comparable periods since 1970.  The continued market recovery from the financial crisis has continued despite still high unemployment in the US, a real estate market that is at best stagnant and global political upheaval.  Over the next year, we anticipate there will be significant negative unforeseen events, but at Bright Rock we pledge to remain disciplined investors continuing to focus on domestic growth companies with what we feel are strong competitive positions and attractive long term earnings prospects.  We remain optimistic amidst the concerns about US Federal and State budget deficits, commodity price shocks, global political unrest, US political uncertainty, natural disasters, and fears of another global recession.  Our lack of a crystal ball to see exactly what the near term future holds for stocks does not impair us, because at Bright Rock we seek to preserve wealth, not predict markets.

Sincerely,

Alan Norton, CFA,	Henry Melman, CFA,
Portfolio Manager	Portfolio Manager

Please see the following page for important information.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility.  Investments in foreign securities can exhibit greater volatility.  Additional risks include political, economic, and currency risks as well as differences in accounting methods.  These risks can be greater for investments in emerging markets.  The fund may also invest in exchange-traded funds (“ETFs”).  ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  The Fund may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates.  This investment may not be suitable for all investors.  The Fund may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

Please see the schedule of investments contained in this report for complete Fund holdings information.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Bright Rock Quality Large Cap Fund (the “Fund”) for the period ended February 28, 2011, which contains information on the holdings of the Fund, along with financial highlights and a Statement of Operations.  The Fund’s inception date was May 26, 2010.  During this period the Fund returned 18.15% while the S&P 500 Index increased 26.21%.  More than 3% of the Fund’s underperformance was the result of cash balances held by the Fund on May 27th and May 28th of 2010.  During the Fund’s first two days of investing, the Fund’s net asset value was unchanged while the S&P 500 Index rose 2.05%.  Fund performance from May 28th through February 28th, 2011, the period in which the Fund was fully invested (defined as less than 5% cash), was 18.15% while the S&P 500 Index returned 23.68%.  The Fund’s underperformance during this period is mainly the result of the underperformance of several large holdings in the technology, consumer staples, and consumer discretionary sectors.  Hewlett-Packard Company, Cisco Systems, Inc., Intel Corporation, The Proctor & Gamble Company, and Target Corporation — all Fund positions greater than two percent — significantly underperformed their respective sectors since the end of last May.  Our policy of having close to equal weighting of the ten economic sectors did not materially impact performance over this timeframe.  During this time period, low quality companies substantially outperformed high quality companies.  As such, our high quality stock focus negatively impacted performance by more than one percent.  We are confident in the prospects for each of these companies and remain long-term owners of their shares.  We also remain very confident in the potential benefits of our focus on investing in high quality companies and on maintaining a sector exposure that is targeted at 10% for each sector of the ten sectors of the economy.

Over the past nine months, the US equity markets have done historically well, better than 85% of the comparable periods since 1970.  The continued market recovery from the financial crisis has continued despite still high unemployment in the US, a real estate market that is at best stagnant and global political upheaval.  Over the next year, we anticipate there will be significant negative unforeseen events, but at Bright Rock we pledge to remain disciplined investors with a keen focus on providing downside risk management.  Amidst the concerns about US Federal and State budget deficits, commodity price shocks, global political unrest, US political uncertainty, natural disasters, and fears of another global recession we remain optimistic about the long run success of investing in high quality US companies.  Our lack of a crystal ball to see exactly what the near term future holds for stocks does not impair us, because at Bright Rock we are seek to preserve wealth, not predict markets.

Sincerely,

Doug Butler, CFA, CFP	David Smith, CFA	Jason Lily, CFA, CFP
Portfolio Manager	Chief Investment Officer	Portfolio Manager

Please see the following page for important information.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities can exhibit greater volatility.  Additional risks include political, economic, and currency risks as well as differences in accounting methods.  These risks can be greater for investments in emerging markets.  The fund may also invest in exchange-traded funds (“ETFs”).  ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Fund may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates.  This investment may not be suitable for all investors.  The Fund may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

Please see the schedule of investments contained in this report for complete Fund holdings information.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2011

Bright Rock Mid Cap Growth Fund
% of Investments

Bright Rock Quality Large Cap Fund
% of Investments

Bright Rock Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/10 - 2/28/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second

Bright Rock Funds
Expense Example (Unaudited) (Continued)

line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund
		Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2010 –
	September 1, 2010	February 28, 2011	February 28, 2011*
Actual	$1,000.00	$1,377.40	$8.84
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund
		Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2010 –
	September 1, 2010	February 28, 2011	February 28, 2011*
Actual	$1,000.00	$1,213.00	$7.57
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$6.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended February 28, 2011

Since
Inception
(5/26/10)
Bright Rock Mid Cap Growth Fund	30.16%
Russell Midcap Growth Index	32.91%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund
Growth of $100,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended February 28, 2011

Since
Inception
(5/26/10)
Bright Rock Quality Large Cap Fund	18.15%
S&P 500 Index	26.21%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund
Growth of $100,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2011

	Shares	Value
COMMON STOCKS – 97.57%
Aerospace & Defense – 3.11%
HEICO Corp.	8,920	$493,454
Precision Castparts Corp.	2,845	403,279
		896,733

Auto Components – 1.92%
BorgWarner, Inc. (a)	7,155	555,300

Biotechnology – 5.82%
Alexion Pharmaceuticals, Inc. (a)	6,405	616,673
Onyx Pharmaceuticals, Inc. (a)	13,655	481,202
United Therapeutics Corp. (a)	8,595	579,561
		1,677,436

Capital Markets – 4.79%
Lazard Ltd.	10,835	476,740
LPL Investment Holdings, Inc. (a)	9,915	333,243
Raymond James Financial, Inc.	14,880	570,202
		1,380,185

Commercial Banks – 1.51%
First Republic Bank (a)	14,880	435,240

Communications Equipment – 1.93%
Juniper Networks, Inc. (a)	12,655	556,820

Distributors – 1.42%
LKQ Corp. (a)	17,190	408,434

Diversified Consumer Services – 2.64%
Coinstar, Inc. (a)	6,250	266,750
DeVry, Inc.	9,095	493,404
		760,154

Diversified Financial Services – 1.56%
IntercontinentalExchange, Inc. (a)	3,510	449,982

Electrical Equipment – 3.02%
GrafTech International Ltd. (a)	22,000	440,220
Rockwell Automation, Inc.	4,900	429,877
		870,097

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2011

	Shares	Value
Electronic Equipment, Instruments & Components – 1.49%
Dolby Laboratories, Inc. (a)	8,475	$428,581

Energy Equipment & Services – 1.69%
Superior Energy Services, Inc. (a)	12,730	487,686

Food Products – 2.34%
Green Mountain Coffee Roasters, Inc. (a)	16,555	675,113

Health Care Equipment & Supplies – 6.74%
Alere, Inc. (a)	13,520	522,413
Masimo Corp.	14,000	421,960
ResMed, Inc. (a)	14,750	466,100
Thoratec Corp. (a)	19,125	533,205
		1,943,678

Health Care Technology – 1.64%
Cerner Corp. (a)	4,700	472,115

Hotels, Restaurants & Leisure – 1.94%
Wynn Resorts Ltd.	4,565	561,175

Household Durables – 1.29%
NVR, Inc. (a)	510	371,209

Internet & Catalog Retail – 1.42%
priceline.com, Inc. (a)	900	408,492

Internet Software & Services – 3.67%
GSI Commerce, Inc. (a)	22,450	466,736
VistaPrint NV (a)	11,543	591,117
		1,057,853

IT Services – 1.93%
Alliance Data Systems Corp. (a)	7,085	557,873

Life Sciences Tools & Services – 0.96%
Illumina, Inc. (a)	4,000	277,600

Machinery – 1.28%
WABCO Holdings, Inc. (a)	6,300	368,109

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2011

	Shares	Value

Media – 1.44%
Discovery Communications, Inc. (a)	9,655	$416,227

Metals & Mining – 5.53%
Allegheny Technologies, Inc.	7,985	535,634
Cliffs Natural Resources, Inc.	6,475	628,528
Steel Dynamics, Inc.	23,280	429,749
		1,593,911

Oil, Gas & Consumable Fuels – 5.03%
InterOil Corp. (a)	7,720	573,519
Newfield Exploration Co. (a)	6,400	465,856
Range Resources Corp.	7,585	411,865
		1,451,240

Personal Products – 1.63%
Herbalife Ltd.	6,000	470,460

Pharmaceuticals – 1.61%
Shire PLC – ADR	5,475	465,430

Professional Services – 1.25%
Corporate Executive Board Co.	9,000	360,630

Real Estate Management & Development – 1.77%
Jones Lang LaSalle, Inc.	5,200	511,784

Road & Rail – 1.78%
JB Hunt Transport Services, Inc.	12,340	513,467

Semiconductors & Semiconductor Equipment – 12.16%
Altera Corp.	13,045	546,064
Marvell Technology Group Ltd. (a)	25,280	462,118
Netlogic Microsystems, Inc. (a)	13,215	546,969
Novellus Systems, Inc. (a)	13,210	527,872
NVIDIA Corp. (a)	22,900	518,914
RF Microdevices, Inc. (a)	50,000	375,000
Skyworks Solutions, Inc. (a)	14,750	530,115
		3,507,052

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2011

	Shares	Value

Software – 2.93%
Concur Technologies, Inc. (a)	6,820	$354,845
Rovi Corp. (a)	8,825	489,081
		843,926

Specialty Retail – 7.08%
AutoNation, Inc. (a)	18,270	614,603
CarMax, Inc. (a)	14,875	526,129
Guess?, Inc.	11,115	503,398
Urban Outfitters, Inc. (a)	10,325	396,273
		2,040,403

Trading Companies & Distributors – 1.25%
Fastenal Co.	5,800	360,354
TOTAL COMMON STOCKS (Cost $22,124,925)		$28,134,749

	Principal
	Amount
SHORT-TERM INVESTMENTS – 2.39%
Money Market Funds – 2.39%
Fidelity Institutional Money Market Portfolio	$688,182	$688,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $688,182)		688,182
Total Investments (Cost $22,813,107) – 99.96%		28,822,931
Other Assets in Excess of Liabilities – 0.04%		11,471
TOTAL NET ASSETS – 100.00%		$28,834,402

Percentages are stated as a percent of net assets.

ADR   American Depositary Receipt
(a)	Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2011

	Shares	Value

COMMON STOCKS – 98.73%
Aerospace & Defense – 5.20%
Lockheed Martin Corp.	26,500	$2,097,740
United Technologies Corp.	26,500	2,213,810
		4,311,550

Beverages – 2.83%
PepsiCo, Inc.	37,000	2,346,540

Chemicals – 4.91%
Albemarle Corp.	13,500	777,060
Ecolab, Inc.	33,000	1,605,120
Praxair, Inc.	17,000	1,689,460
		4,071,640

Commercial Banks – 3.23%
Wells Fargo & Co.	83,000	2,677,580

Communications Equipment – 2.06%
Cisco Systems, Inc. (a)	92,000	1,707,520

Computers & Peripherals – 2.00%
Hewlett-Packard Co.	38,000	1,657,940

Containers & Packaging – 4.99%
Bemis, Inc.	50,000	1,642,500
Greif, Inc.	38,500	2,489,410
		4,131,910

Diversified Financial Services – 3.38%
JPMorgan Chase & Co.	60,000	2,801,400

Diversified Telecommunication Services – 4.44%
AT&T, Inc.	100,000	2,838,000
CenturyLink, Inc.	20,500	844,190
		3,682,190

Electric Utilities – 3.97%
Exelon Corp.	19,500	814,320
Southern Co.	65,000	2,477,150
		3,291,470

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2011

	Shares	Value

Energy Equipment & Services – 2.16%
National Oilwell Varco, Inc.	22,500	$1,790,325

Food & Staples Retailing – 4.36%
CVS Caremark Corp.	59,000	1,950,540
Wal-Mart Stores, Inc.	32,000	1,663,360
		3,613,900

Gas Utilities – 1.98%
Questar Corp.	92,000	1,644,040

Health Care Equipment & Supplies – 3.95%
Becton Dickinson & Co.	15,000	1,200,000
Medtronic, Inc.	52,000	2,075,840
		3,275,840

Hotels, Restaurants & Leisure – 4.52%
McDonald's Corp.	29,000	2,194,720
Starbucks Corp.	47,000	1,550,060
		3,744,780

Household Products – 2.63%
Procter & Gamble Co.	34,500	2,175,225

Industrial Conglomerates – 4.55%
General Electric Co.	180,000	3,765,600

Insurance – 3.20%
Aflac, Inc.	45,000	2,648,700

Media – 3.27%
Time Warner Cable, Inc.	37,500	2,706,750

Multiline Retail – 3.46%
Target Corp.	54,500	2,863,975

Multi-Utilities – 2.00%
Wisconsin Energy Corp.	28,000	1,657,600

Oil, Gas & Consumable Fuels – 8.11%
Apache Corp.	15,500	1,931,610
Chevron Corp.	37,500	3,890,625
Exxon Mobil Corp.	10,500	898,065
		6,720,300

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2011

	Shares	Value

Pharmaceuticals – 5.97%
Abbott Laboratories	65,000	$3,126,500
Allergan, Inc.	24,500	1,817,165
		4,943,665

Semiconductors & Semiconductor Equipment – 3.37%
Intel Corp.	130,000	2,791,100

Software – 2.05%
Microsoft Corp.	64,000	1,701,120

Specialty Retail – 1.99%
Home Depot, Inc.	44,000	1,648,680

Water Utilities – 1.93%
Aqua America, Inc.	71,000	1,598,920

Wireless Telecommunication Services – 2.22%
American Tower Corp. (a)	34,000	1,834,640
TOTAL COMMON STOCKS (Cost $72,556,767)		$81,804,900

	Principal
	Amount

SHORT-TERM INVESTMENTS – 0.58%
Money Market Funds – 0.58%
Fidelity Institutional Money Market Portfolio	$482,191	$482,191
TOTAL SHORT-TERM INVESTMENTS (Cost $482,191)		482,191
Total Investments (Cost $73,038,958) – 99.31%		82,287,091
Other Assets in Excess of Liabilities – 0.69%		567,702
TOTAL NET ASSETS – 100.00%		$82,854,793

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2011

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value
(cost $22,813,107 and $73,038,958, respectively)	$28,822,931	$82,287,091
Receivable for Fund shares sold	76,369	455,405
Dividends and interest receivable	3,507	257,682
Other assets	10,953	10,953
TOTAL ASSETS	28,913,760	83,011,131

LIABILITIES
Payable for Fund shares redeemed	8,056	20,240
Payable to affiliates	28,445	40,051
Payable to Adviser	15,672	62,516
Accrued expenses and other liabilities	27,185	33,531
TOTAL LIABILITIES	79,358	156,338

NET ASSETS	$28,834,402	$82,854,793

Net assets consist of:
Paid-in capital	$22,240,863	$71,906,273
Accumulated net investment income	1,387	202,281
Accumulated net realized gain	582,328	1,498,106
Net unrealized appreciation on investments	6,009,824	9,248,133
NET ASSETS	$28,834,402	$82,854,793

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,231,971	7,080,698
Net asset value, redemption price
and offering price per share	$12.92	$11.70

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Period Ended February 28, 2011(1)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund

INVESTMENT INCOME
Dividend income	$117,701	$1,285,217
Interest income	1,549	2,583
TOTAL INVESTMENT INCOME	119,250	1,287,800

EXPENSES
Investment advisory fees	181,907	492,732
Administration fees	31,276	44,979
Federal and state registration fees	28,534	33,900
Transfer agent fees and expenses	25,894	25,990
Fund accounting fees	20,056	25,213
Audit and tax fees	18,500	18,500
Legal fees	7,344	8,322
Custody fees	6,402	9,540
Reports to shareholders	6,242	6,242
Chief Compliance Officer fees and expenses	6,110	6,110
Trustees’ fees and related expenses	3,686	3,686
Other expenses	3,418	3,826
TOTAL EXPENSES	339,369	679,040
Less waivers and reimbursement by Adviser (Note 4)	(66,182)	—
NET EXPENSES	273,187	679,040
NET INVESTMENT INCOME (LOSS)	(153,937)	608,760

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	937,010	1,781,629
Net change in unrealized appreciation on investments	6,009,824	9,248,133
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	6,946,834	11,029,762
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$6,792,897	$11,638,522

(1)	The Funds commenced operations on May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Changes in Net Assets
For the Period Ended February 28, 2011(1)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
FROM OPERATIONS
Net investment income (loss)	$(153,937)	$608,760
Net realized gain on investments	937,010	1,781,629
Net change in unrealized appreciation on investments	6,009,824	9,248,133
Net increase in net assets from operations	6,792,897	11,638,522

FROM DISTRIBUTIONS
Net investment income	—	(426,369)
Net realized gains	(199,358)	(283,523)
Net decrease in net assets resulting
from distributions paid	(199,358)	(709,892)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,479,157	78,343,653
Payments for shares redeemed	(3,437,651)	(6,701,187)
Net asset value of shares issued in
reinvestment of distributions to shareholders	199,357	283,697

Net increase in net assets from
capital share transactions	22,240,863	71,926,163
TOTAL INCREASE IN NET ASSETS	28,834,402	82,854,793

NET ASSETS:
Beginning of Period	—	—
End of Period	$28,834,402	$82,854,793

ACCUMULATED NET
INVESTMENT INCOME	$1,387	$202,281

(1)	The Funds commenced operations on May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2011(1)

Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment loss(2)	(0.07)
Net realized and unrealized gain on investments	3.08
Total from investment operations	3.01

Less distributions paid:
From net realized gain on investments	(0.09)
Total distributions paid	(0.09)
Net Asset Value, End of Period	$12.92
Total Return(3)	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$28,834
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.86%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.50%
Ratio of net investment loss to average net assets
before waiver and reimbursements(4)	(1.21)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(4)	(0.85)%
Portfolio turnover rate(3)	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2011(1)

Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	1.71
Total from investment operations	1.81

Less distributions paid:
From net investment income	(0.07)
From net realized gain on investments	(0.04)
Total distributions paid	(0.11)
Net Asset Value, End of Period	$11.70
Total Return(3)	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$82,855
Ratio of expenses to average net assets(4)	1.38%
Ratio of net investment income to average net assets(4)	1.24%
Portfolio turnover rate(3)	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2011

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  As of the date of this report, the Investor Class shares have not yet commenced operations. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2011:

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$28,134,749	$—	$—	$28,134,749
Total Equity	28,134,749	—	—	28,134,749
Short-Term Investments	688,182	—	—	688,182
Total Investments in Securities	$28,822,931	$—	$—	$28,822,931

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$81,804,900	$—	$—	$81,804,900
Total Equity	81,804,900	—	—	81,804,900
Short-Term Investments	482,191	—	—	482,191
Total Investments in Securities	$82,287,091	$—	$—	$82,287,091

During the period ended February 28, 2011, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary	Short-term
	Income	Capital Gain
Mid Cap Growth Fund
Period ended February 28, 2011	$—	$199,358

Quality Large Cap Fund
Period ended February 28, 2011	$426,369	$283,523

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

As of February 28, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$22,811,720	$73,058,654

Gross tax unrealized appreciation	$6,662,339	$9,950,876
Gross tax unrealized depreciation	(651,128)	(722,439)
Net tax unrealized appreciation (depreciation)	$6,011,211	$9,228,437
Undistributed ordinary income	$—	$202,281
Undistributed long-term capital gain	582,328	1,517,802
Total distributable earnings	$582,328	$1,720,083
Other accumulated gain/(loss)	—	—
Total accumulated earnings/(loss)	$6,593,539	$10,948,520

The difference between book-basis and tax-basis cost of investments is attributable primarily to the tax deferral losses on wash sales and partnership differences.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income (Loss)	$155,324	$19,890
Accumulated Net Realized Gain (Loss)	$(155,324)	$—
Paid-in Capital	$—	$(19,890)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 28, 2011.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal 2011.  At February 28, 2011, the fiscal year 2011 remains open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensate the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$—

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of Quasar Distributors, LLC. The Chief Compliance Officer is also an employee of USBFS. For the period ended February 28, 2011, the Funds were each allocated $6,110 of the Trust’s Chief Compliance Officer fee.

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Period Ended
Mid Cap Growth Fund	February 28, 2011(1)
Shares Sold	2,512,205
Shares Reinvested	16,795
Shares Redeemed	(297,029)
Net Increase	2,231,971

Period Ended
Quality Large Cap Fund	February 28, 2011(1)
Shares Sold	7,685,998
Shares Reinvested	25,489
Shares Redeemed	(630,789)
Net Increase	7,080,698

(1)	The Funds commenced operations on May 26, 2010.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2011

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended February 28, 2011 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$30,445,902	$86,303,757
Sales	$9,257,987	$15,528,619

(8)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the RIC Modernization Act for qualification testing are effective for the February 28, 2011 taxable year. The effective date for changes in the treatment of capital losses is the February 28, 2012 taxable year.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Bright Rock Funds, consisting of the Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively the “Funds”), two of the diversified series constituting Trust for Professional Managers as of February 28, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 2011, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 29, 2011

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designate the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2011 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	14.35%
Quality Large Cap Growth Fund	53.20%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2011, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	53.20%
Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	27	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	27	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies).
President, CAO and CCO,
Granum Securities, LLC
(a broker-dealer)
(1997–2007).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Robert M Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President, U.S.
Milwaukee, WI 53202	Officer and	January 26,	Bancorp Fund
Age: 63	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–present)

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal under

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A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at

1-866-273-7223. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

(1)
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph. D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 02/28/2011
Audit Fees	$30,000
Audit-Related Fees	0
Tax Fees	$7,000
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 02/28/2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for this first year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 02/28/2011
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not  applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title/s/ Joseph Neuberger
Joseph Neuberger, President

Date   05/02/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title/s/ Joseph Neuberger
Joseph Neuberger, President

Date   05/02/2011

By (Signature and Title) /s/ John Buckel
   John Buckel, Treasurer

Date   05/02/2011